SUBSEQUENT EVENTS (Details) - CAD ($)		12 Months Ended
	Feb. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from common stock		$ 3,367,310
Mexican-based private tower [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest acquired	70.00%
Mexican-based private tower [Member] | Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued	8,665,201
Proceeds from common stock	$ 2,166,300